CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY		Dec. 31, 2011 Series A Preferred Stock USD ($)	Dec. 31, 2011 Series A Preferred Stock CNY	Dec. 31, 2010 Series A Preferred Stock CNY	Dec. 31, 2009 Series A Preferred Stock CNY	Dec. 31, 2011 Series B Preferred Stock USD ($)	Dec. 31, 2011 Series B Preferred Stock CNY	Dec. 31, 2010 Series B Preferred Stock CNY	Dec. 31, 2009 Series B Preferred Stock CNY	Dec. 31, 2011 Series C Preferred Stock USD ($)	Dec. 31, 2011 Series C Preferred Stock CNY	Dec. 31, 2010 Series C Preferred Stock CNY	Dec. 31, 2009 Series C Preferred Stock CNY	Dec. 31, 2011 Series D Preferred Stock USD ($)	Dec. 31, 2011 Series D Preferred Stock CNY	Dec. 31, 2010 Series D Preferred Stock CNY	Dec. 31, 2009 Series D Preferred Stock CNY	Dec. 31, 2011 Series E Preferred Stock USD ($)	Dec. 31, 2011 Series E Preferred Stock CNY	Dec. 31, 2010 Series E Preferred Stock CNY
Revenue	$ 90,979,162		572,613,750		329,453,609		100,805,799
Less: Sales taxes	(9,599,514)		(60,418,386)		(43,195,533)		(11,658,458)
Net revenue	81,379,648		512,195,364		286,258,076		89,147,341
Cost of revenues	(67,977,204)	[1]	(427,841,723)	[1]	(226,399,229)	[1]	(127,182,087)	[1]
Gross profit / (loss)	13,402,444		84,353,641		59,858,847		(38,034,746)
Operating expenses:
Sales and marketing expenses	(45,575,516)	[1]	(286,847,739)	[1]	(143,224,062)	[1]	(73,435,247)	[1]
General and administrative expenses	(27,800,185)	[1]	(174,971,586)	[1]	(104,911,440)	[1]	(37,585,601)	[1]
Impairment of equipment							(2,372,289)	[1]
Total operating expenses	(73,375,701)		(461,819,325)		(248,135,502)		(113,393,137)
Loss from operations	(59,973,257)		(377,465,684)		(188,276,655)		(151,427,883)
Finance income	67,972		427,810		330,967		3,103,750
Finance expense	(758,093)		(4,771,362)		(12,851,263)
Other income/(expense), net	(21,245)		(133,716)		1,370		(63,043)
Foreign exchange gain/(loss)	(2,460,517)		(15,486,249)		(10,957,198)		3,610,023
Beneficial conversion charge on convertible loan					(10,966,998)
Fair value changes in warrant liabilities	(18,070,285)		(113,732,565)		(124,680,060)
Loss before income taxes	(81,215,425)		(511,161,766)		(347,399,837)		(144,777,153)
Income taxes
Net loss	(81,215,425)		(511,161,766)		(347,399,837)		(144,777,153)
Accretion and effect of foreign exchange movement									(45,222)	(284,625)	(624,453)	(847,959)	301,299	1,896,347	1,746,747	54,400	673,493	4,238,900	3,904,500	121,600	2,013,391	12,672,080	11,672,400	363,520	(5,307,942)	(33,407,655)	(31,683,102)
Net loss attributable to ordinary shareholders	$ (83,580,406)		(526,046,719)		(362,383,745)		(145,085,592)
Loss per ordinary share
Basic and diluted	$ (1.67)		(10.51)		(30.20)		(12.09)
Weighted average number of ordinary shares used in computing loss per share
Basic and diluted	50,069,321		50,069,321		12,000,000		12,000,000

[1]	Share-based compensation was allocated in cost of revenue and operating expenses as follows: Cost of revenues 1,875,564 14,133,016 14,177,071 2,252,510 Sales and marketing expenses 3,491,755 31,025,332 39,474,846 6,271,921 General and administrative expenses 6,155,031 59,418,021 51,382,824 8,163,909